Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	$ 8,133	$ 3,769	$ 8,133	$ 3,769
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	152	110	110	110
Net remeasurement due to transfers	13	(3)	14	(6)
New originations or purchases	4	4	13	9
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(9)	(20)	(20)
Changes to risk, parameters, and models	158	18	213	41
Write-offs	(6)	(10)	(22)	(23)
Recoveries	1	1	3	1
Foreign exchange and other adjustments	(4)	1	1	1
Balance at end of period	312	112	312	112
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,939	1,229	1,309	1,171
Net remeasurement due to transfers	60	6	222	21
New originations or purchases	77	92	254	231
Net repayments	(40)	(33)	(112)	(97)
Derecognition of financial assets (excluding disposals and write-offs)	(50)	(35)	(125)	(158)
Changes to risk, parameters, and models	498	237	1,456	774
Write-offs	(339)	(300)	(1,027)	(886)
Recoveries	66	63	203	191
Foreign exchange and other adjustments	(38)	(10)	(7)	2
Balance, including off-balance sheet instruments, at end of period	2,173	1,249	2,173	1,249
Less: Allowance for off-balance sheet instruments	92	75	92	75
Balance at end of period	2,081	1,174	2,081	1,174
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	3,000	1,889	1,929	1,740
Net remeasurement due to transfers	163	16	393	82
New originations or purchases	55	30	145	95
Net repayments	(54)	33	28	42
Derecognition of financial assets (excluding disposals and write-offs)	(240)	(189)	(521)	(485)
Changes to risk, parameters, and models	687	433	2,341	1,428
Write-offs	(414)	(419)	(1,352)	(1,280)
Recoveries	78	75	240	224
Foreign exchange and other adjustments	(83)	(19)	(11)	3
Balance, including off-balance sheet instruments, at end of period	3,192	1,849	3,192	1,849
Less: Allowance for off-balance sheet instruments	662	818	662	818
Balance at end of period	2,530	1,031	2,530	1,031
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,825	1,655	1,684	1,557
Net remeasurement due to transfers	64	19	129	41
New originations or purchases	259	91	578	304
Net repayments	(65)	(5)	(114)	(32)
Derecognition of financial assets (excluding disposals and write-offs)	(300)	(227)	(746)	(615)
Changes to risk, parameters, and models	910	177	2,173	486
Disposals		(3)		(3)
Write-offs	(70)	(61)	(175)	(136)
Recoveries	9	17	38	41
Foreign exchange and other adjustments	(89)	(19)	(24)	1
Balance, including off-balance sheet instruments, at end of period	3,543	1,644	3,543	1,644
Less: Allowance for off-balance sheet instruments	333	192	333	192
Balance at end of period	3,210	1,452	3,210	1,452
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	2,841	1,717	2,841	1,717
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	37	27	28	24
Net remeasurement due to transfers	(5)	(5)	(10)	(11)
New originations or purchases	4	4	13	9
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(2)	(3)	(3)
Changes to risk, parameters, and models	3	(2)	2	(11)
Foreign exchange and other adjustments	(1)		1
Balance at end of period	34	29	34	29
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	16	10	26	27
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(19)	(2)	(23)	(4)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)		(2)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	863	647	717	599
Net remeasurement due to transfers	(58)	(42)	(113)	(110)
New originations or purchases	77	92	254	231
Net repayments	(23)	(23)	(67)	(66)
Derecognition of financial assets (excluding disposals and write-offs)	(24)	(21)	(67)	(59)
Changes to risk, parameters, and models	(45)	(34)	93	(82)
Foreign exchange and other adjustments	(19)	(4)	(1)	1
Balance, including off-balance sheet instruments, at end of period	775	679	775	679
Less: Allowance for off-balance sheet instruments	30	32	30	32
Balance at end of period	745	647	745	647
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	133	99	267	266
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(127)	(32)	(299)	(89)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(3)	(9)	(12)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,127	880	934	819
Net remeasurement due to transfers	(88)	(76)	(198)	(187)
New originations or purchases	55	30	145	95
Net repayments	(57)	28	(5)	66
Derecognition of financial assets (excluding disposals and write-offs)	(76)	(27)	(130)	(74)
Changes to risk, parameters, and models	17	(57)	121	(187)
Foreign exchange and other adjustments	(32)	(9)	3	1
Balance, including off-balance sheet instruments, at end of period	1,100	905	1,100	905
Less: Allowance for off-balance sheet instruments	256	496	256	496
Balance at end of period	844	409	844	409
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	326	201	623	564
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(166)	(59)	(377)	(170)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(6)	(16)	(22)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,105	717	736	736
Net remeasurement due to transfers	(22)	(24)	(54)	(51)
New originations or purchases	259	91	578	304
Net repayments	(22)	3	(34)	5
Derecognition of financial assets (excluding disposals and write-offs)	(121)	(77)	(288)	(245)
Changes to risk, parameters, and models	308	(5)	608	(69)
Foreign exchange and other adjustments	(33)	(9)	(3)	2
Balance, including off-balance sheet instruments, at end of period	1,391	712	1,391	712
Less: Allowance for off-balance sheet instruments	173	80	173	80
Balance at end of period	1,218	632	1,218	632
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	64	54	142	139
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(144)	(32)	(281)	(100)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(6)	(13)	(9)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	4,070	1,330	4,070	1,330
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	56	32	26	34
Net remeasurement due to transfers	18	2	24	5
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(2)	(4)	(4)
Changes to risk, parameters, and models	135	5	166	17
Foreign exchange and other adjustments	(2)		(1)
Balance at end of period	207	30	207	30
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(16)	(9)	(26)	(25)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	21	4	31	10
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)	(9)	(6)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	860	401	417	392
Net remeasurement due to transfers	116	45	326	123
Net repayments	(15)	(7)	(37)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(19)	(9)	(40)	(61)
Changes to risk, parameters, and models	262	62	529	242
Foreign exchange and other adjustments	(14)	(3)	(5)	1
Balance, including off-balance sheet instruments, at end of period	1,166	411	1,166	411
Less: Allowance for off-balance sheet instruments	62	43	62	43
Balance at end of period	1,104	368	1,104	368
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(130)	(94)	(253)	(252)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	143	43	342	121
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(37)	(27)	(113)	(133)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,530	627	673	580
Net remeasurement due to transfers	247	84	572	238
Net repayments	(5)	1	4	2
Derecognition of financial assets (excluding disposals and write-offs)	(79)	(25)	(141)	(79)
Changes to risk, parameters, and models	448	189	1,325	598
Foreign exchange and other adjustments	(39)	(6)	(18)
Balance, including off-balance sheet instruments, at end of period	1,759	631	1,759	631
Less: Allowance for off-balance sheet instruments	406	322	406	322
Balance at end of period	1,353	309	1,353	309
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(315)	(192)	(600)	(488)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	186	77	425	220
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(214)	(124)	(481)	(440)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,191	755	740	688
Net remeasurement due to transfers	84	44	186	91
Net repayments	(15)	6	(34)	(16)
Derecognition of financial assets (excluding disposals and write-offs)	(147)	(125)	(307)	(308)
Changes to risk, parameters, and models	382	127	891	407
Disposals		(3)		(3)
Foreign exchange and other adjustments	(29)	(1)	(2)	2
Balance, including off-balance sheet instruments, at end of period	1,530	728	1,530	728
Less: Allowance for off-balance sheet instruments	124	105	124	105
Balance at end of period	1,406	623	1,406	623
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(61)	(54)	(137)	(136)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	147	36	292	108
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(22)	(57)	(99)	(105)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,222	722	1,222	722
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	59	51	56	52
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(5)	(13)	(13)
Changes to risk, parameters, and models	20	15	45	35
Write-offs	(6)	(10)	(22)	(23)
Recoveries	1	1	3	1
Foreign exchange and other adjustments	(1)	1	1	1
Balance at end of period	71	53	71	53
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage		(1)		(2)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(8)	(6)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	3	9	8
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	216	181	175	180
Net remeasurement due to transfers	2	3	9	8
Net repayments	(2)	(3)	(8)	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(5)	(18)	(38)
Changes to risk, parameters, and models	281	209	834	614
Write-offs	(339)	(300)	(1,027)	(886)
Recoveries	66	63	203	191
Foreign exchange and other adjustments	(5)	(3)	(1)
Balance, including off-balance sheet instruments, at end of period	232	159	232	159
Balance at end of period	232	159	232	159
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(5)	(14)	(14)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(16)	(11)	(43)	(32)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	39	30	122	145
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	343	382	322	341
Net remeasurement due to transfers	4	8	19	31
Net repayments	8	4	29	(26)
Derecognition of financial assets (excluding disposals and write-offs)	(85)	(137)	(250)	(332)
Changes to risk, parameters, and models	222	301	895	1,017
Write-offs	(414)	(419)	(1,352)	(1,280)
Recoveries	78	75	240	224
Foreign exchange and other adjustments	(12)	(4)	4	2
Balance, including off-balance sheet instruments, at end of period	333	313	333	313
Balance at end of period	333	313	333	313
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(11)	(9)	(23)	(76)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(20)	(18)	(48)	(50)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	220	130	497	462
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	529	183	208	133
Net remeasurement due to transfers	2	(1)	(3)	1
Net repayments	(28)	(14)	(46)	(21)
Derecognition of financial assets (excluding disposals and write-offs)	(32)	(25)	(151)	(62)
Changes to risk, parameters, and models	220	55	674	148
Write-offs	(70)	(61)	(175)	(136)
Recoveries	9	17	38	41
Foreign exchange and other adjustments	(27)	(9)	(19)	(3)
Balance, including off-balance sheet instruments, at end of period	622	204	622	204
Less: Allowance for off-balance sheet instruments	36	7	36	7
Balance at end of period	586	197	586	197
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)		(5)	(3)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(4)	(11)	(8)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 25	$ 63	$ 112	$ 114